UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

              (Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:   3/31/14

Item 1.  Reports to Stockholders.

Anchor Alternative Income Fund (AAIFX)

(formerly Highland Alternative Income Fund)

Semi-Annual Report

March 31, 2014

1-855-282-1100

www.graniteharborfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Anchor Alternative Income Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA

Anchor Alternative Income Fund

Portfolio Review (Unaudited)

The Fund’s performance figures for the periods ending March 31, 2014, compared to its benchmarks:

Total Returns as of March 31, 2014
	Six Months	Annualized Since Inception*
Anchor Alternative Income Fund	2.09%	0.06%
HFRX Absolute Return Index** Barclays U.S. Corporate High Yield Bond Index ***	3.05% 6.67%	2.32% 11.22%

________________

* The Fund commenced operations on January 13, 2012.

**The HFRX Absolute Return Index (“HFRX Index”) is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the HFRX Index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance.  Individuals cannot invest directly in an index.

*** The Barclays U.S. Corporate High Yield Bond Index (“Barclays Index”) is a market value-weighted index which covers the U.S. non-investment grade fixed-rate debt market. The Barclays Index is composed of U.S. dollar-denominated corporate debt in Industrial, Utility, and Finance sectors with a minimum $150 million par amount outstanding and a maturity greater than 1 year. The Barclays Index includes reinvestment of income.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.  For performance information current to the most recent month-end, please call 1-855-282-1100.

Per the fee table in the Fund’s January 27, 2014 prospectus, the Fund’s Total Annual Operating Expense Ratio is 4.52% without consideration of the fee waiver.  After the fee waiver, the Fund’s Net Annual Operating Expense Ratio is 2.86%.

Portfolio Composition (Unaudited)
March 31, 2014
Percent of
Net Assets
Exchange Traded Funds - Debt	64.4
Mutual Funds - Debt	30.3
Closed-End Fund - Debt	4.5
Other assets less liabilities	0.8
Total	100.0

Anchor Alternative Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares			Value
	EXCHANGE TRADED FUNDS - 64.4%
	DEBT FUND - 64.4%
30,000	iShares iBoxx $ High Yield Corporate Bond ETF		$ 2,831,700
29,443	Peritus High Yield ETF		1,548,702
100,000	SPDR Barclays High Yield Bond ETF		4,131,000
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $8,476,183)		8,511,402

	MUTUAL FUNDS - 30.3%
	DEBT FUND - 30.3%
145,560	Federated High Yield Trust - Service Shares		1,002,911
114,548	Ivy High Income Fund - Class I		1,002,291
125,945	Lord Abbett High Yield Fund - Class I		1,001,260
137,931	T Rowe Price High Yield Fund, Inc.		1,000,000
	TOTAL MUTUAL FUNDS ( Cost - $4,000,000)		4,006,462

	CLOSED-END FUND - 4.5%
	DEBT FUND - 4.5%
32,847	Prudential Short Duration High Yield Fund, Inc.		594,202
	TOTAL CLOSED-END FUND ( Cost - $577,412)		594,202

	TOTAL INVESTMENTS ( Cost - $13,053,595) (a) - 99.2%		$ 13,112,066
	OTHER ASSETS LESS LIABILITIES - 0.8%		105,959
	NET ASSETS - 100.0%		$ 13,218,025

(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $13,325,544 and differs from market value by unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 58,471
		Unrealized Depreciation:	(271,949)
		Net Unrealized Depreciation:	$ (213,478)

See accompanying notes to financial statements.

Anchor Alternative Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2014

ASSETS
Investment securities:
At cost	$ 13,053,595
At value	$ 13,112,066
Cash	431,864
Receivable for securities sold	476,971
Receivable for Fund shares sold	12,748
Dividends and interest receivable	592
Prepaid expenses and other assets	31,920
TOTAL ASSETS	14,066,161

LIABILITIES
Payable for investments purchased	826,900
Investment advisory fees payable	9,743
Fees payable to other affiliates	7,530
Distribution (12b-1) fees payable	2,736
Fund shares repurchased	1,227
TOTAL LIABILITIES	848,136
NET ASSETS	$ 13,218,025

Net Assets Consist Of:
Paid in capital	$ 14,335,635
Accumulated net investment loss	(54,823)
Accumulated net realized loss from securities	(1,121,258)
Net unrealized appreciation on investments	58,471
NET ASSETS	$ 13,218,025
Investor Class*
Net Assets	$ 13,218,025
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,501,129
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$ 8.81

* Effective January 27, 2014, Class Y shares were renamed Investor Class shares.

See accompanying notes to financial statements.

Anchor Alternative Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2014

INVESTMENT INCOME
Dividends	$ 257,731
Interest	418
TOTAL INVESTMENT INCOME	258,149

EXPENSES
Investment advisory fees	72,072
Accounting services fees	16,844
Administrative services fees	9,448
Distribution (12b-1) fees	9,205
Dividends and fees on securities sold short	8,895
Registration fees	5,499
Legal fees	5,372
Printing and postage expenses	4,777
Audit fees	2,135
Transfer agent fees	1,641
Insurance expense	650
Trustees' fees and expenses	468
Compliance officer fees	226
Other expenses	2,316
TOTAL EXPENSES	139,548
Fees waived by the Adviser and prior administrator	(36,681)

NET EXPENSES	102,867

NET INVESTMENT INCOME	155,282

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Investments	(71,907)
Net change in unrealized appreciation (depreciation) on:
Investments	63,805
Short sales	(5,296)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(13,398)
NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 141,884

See accompanying notes to financial statements.

Anchor Alternative Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2014	September 30, 2013
FROM OPERATIONS:	(Unaudited)
Net investment income	$ 155,282	$ 392,780
Net realized loss from investments	(71,907)	(401,776)
Net change in unrealized appreciation (depreciation) of investments	58,509	(138,612)
Net increase (decrease) in net assets resulting from operations	141,884	(147,608)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(291,315)	(422,791)
Net decrease in net assets from distributions to shareholders	(291,315)	(422,791)

FROM SHARES OF BENEFICIAL INTEREST :
Proceeds from shares sold
Class A	52,897	727,762
Class C	-	100,000
Class R	144,361	722,826
Investor Class*	8,062,705	2,428,020
Exchanges
Class A	(1,465,477)	-
Class C	(106,025)	-
Class R	(1,109,488)	-
Investor Class*	2,680,990	-
Reinvestment of dividends
Class A	56,759	96,187
Class C	4,998	2,220
Class R	15,262	14,550
Investor Class*	117,189	194,924
Payments for shares redeemed
Class A	(398,930)	(4,441,830)
Class C	(12,306)	(55,701)
Class R	(279,697)	(536,716)
Investor Class*	(1,098,358)	(6,330,364)
Redemption fees	-	4,081

Net increase (decrease) in net assets from shares of beneficial interest	6,664,880	(7,074,041)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,515,449	(7,644,440)

NET ASSETS
Beginning of Period	6,702,576	14,347,016
End of Period **	$ 13,218,025	$ 6,702,576
** Includes accumulated net investment income (loss) of:	$ (54,823)	$ 81,210

SHARE ACTIVITY
Class A
Shares sold	6,000	76,749
Shares exchanged	(166,342)	-
Shares reinvested	6,405	10,171
Shares redeemed	(44,728)	(465,910)
Net decrease in shares of beneficial interest outstanding	(198,665)	(378,990)

Class C
Shares sold	-	10,929
Shares exchanged	(12,021)	-
Shares reinvested	563	236
Shares redeemed	(1,385)	(5,881)
Net increase (decrease) in shares of beneficial interest outstanding	(12,843)	5,284

Class R
Shares sold	15,868	76,199
Shares exchanged	(125,792)	-
Shares reinvested	1,721	1,550
Shares redeemed	(30,615)	(57,331)
Net increase (decrease) in shares of beneficial interest outstanding	(138,818)	20,418

Investor Class*
Shares sold	915,607	253,238
Shares exchanged	303,968	-
Shares reinvested	13,207	20,676
Shares redeemed	(122,635)	(666,552)
Net increase (decrease) in shares of beneficial interest outstanding	1,110,147	(392,638)

*	On January 27, 2014, Class A, Class C and Class R shares were exchanged into Class Y shares which was renamed Investor Class shares.

See accompanying notes to financial statements.

Anchor Alternative Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Six Months		Year		Period
	Ended		Ended		Ended
	March 31, 2014		September 30, 2013		September 30, 2012*
	(Unaudited)
Net asset value, beginning of period	$ 9.04		$ 9.65		$ 10.00

Activity from investment operations:
Net investment income (1)	0.17		0.33		0.40
Net realized and unrealized gain (loss) on investments	0.02		(0.52)		(0.38)
Total from investment operations	0.19		(0.19)		0.02
Less distributions:
From net investment income	(0.42)		(0.42)		(0.37)
Total distributions	(0.42)		(0.42)		(0.37)

Paid-in capital from redemption fees	-		-	(7)	-	(7)

Net asset value, end of period	$ 8.81		$ 9.04		$ 9.65

Total return (2)	2.09%	(3)	(2.07)%		0.17%	(3)

Net assets, end of period (000s)	$ 13,218		$ 3,536		$ 7,562

Ratio of gross expenses to average net assets (5)(8)	3.32%	(4)	3.38%		3.59%	(4)

Ratio of net expenses to average net assets (5)(8)	2.44%	(4)	2.32%		1.59%	(4)

Ratio of net investment income to average net assets (6)	3.69%	(4)	3.52%		5.64%	(4)

Portfolio turnover rate	834%	(3)	2,154%		1,081%	(3)

*	For the period January 13, 2012 (commencement of operations) through September 30, 2012.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Assumes reinvestment of all dividends and distributions, if any.
(3)	Not annualized.
(4)	Annualized.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(7)	Amount is less than $0.01.
(8)

 Ratios of expenses to average net assets excludes dividends and fees on securities sold short. Gross and net expense ratios would have been 3.53% and 2.65% for the six months ended March 31, 2014, 4.51% and 3.62% for Class A, 5.00% and 3.96% for Class C, 4.71% and 3.57% for Class R, 4.16% and 3.11% for Class Y, respectively, in 2013. 6.80% and 2.43% for Class A, 7.45%  and 3.08% for Class C, 6.95% and 2.58% for Class R, 6.45% and 2.08% for Class Y, respectively, in 2012.

See accompanying notes to financial statements.

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

1.

ORGANIZATION

The Anchor Alternative Income Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund was organized to acquire all the assets of the Highland Alternative Income Fund (the Predecessor Fund”), a series of the Highland Funds II (the “Predecessor Company”) (the “Reorganization”).  The Fund’s investment objective is to provide shareholders with above-average total returns over a complete market cycle primarily through capital appreciation and income generation.  The Fund commenced operations on January 13, 2012.  Prior to January 27, 2014, the Predecessor Fund offered four share classes to investors, namely Class A, Class C, Class R and Class Y shares.  Class A shares were sold with a maximum front-end sales charge of 5.75% and through October 17, 2013 a redemption fee of 2.00% of proceeds was imposed on all share classes redeemed within two months of purchase.  On January 27, 2014, Class A, Class C and Class R were exchanged into Class Y shares and renamed Investor Class shares.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or subadviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or subadviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 8,511,402	$ -	$ -	$ 8,511,402
Mutual Funds	4,006,462			$ 4,006,462
Closed-End Fund	594,202	-	-	$ 594,202
Total	$ 13,112,066	$ -	$ -	$ 13,112,066

The Fund did not hold any Level 2 or 3 securities during the period.

            There were no transfers between any Level during the current period presented.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

            *Please refer to the Portfolio of Investments for industry classifications.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Short Sales – A "short sale" is a transaction in which a Fund sells a security they do not own but have borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken in the Fund’s 2014 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended March 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $72,961,387 and $63,947,184, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Genesis Capital LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund  employs Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Trust on behalf of the Fund, the Adviser under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.65% of the Fund’s average daily net assets.  For the six months ended March 31, 2014, the Fund incurred $72,072 of advisory fees of which $52,872 was paid to the Adviser and $19,200 was paid to Highland Capital Management Fund Advisors, LP (“Highland”).  The Adviser manages a portion of the Fund’s portfolio directly and allocates the remaining balance of the Fund’s assets to its sub-adviser, Anchor Capital Management, Inc. (the “Sub-adviser”).  The Adviser pays the sub-adviser a portion of its advisory fee.  Prior to January 27, 2014, the Fund paid its previous investment adviser, Highland, a  management fee, computed and accrued daily and paid monthly, at an annual rate of 1.80% of the Fund’s average daily net assets.

Effective January 27, 2014, the Adviser has contractually agreed to waive all or part of its fees and/or make payments to limit Fund expenses (exclusive of any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, taxes, borrowing costs (such as interest and dividend expense on securities sold short) or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) at least until January 31, 2015 (the Expense Limit, so that the total annual operating expenses of the Fund does not exceed 2.25% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three fiscal years following when such amounts were waived and/or reimbursed.  During the six months ended March 31, 2014, $13,428 was waived by the Adviser.  Prior to January 27, 2014, Highland voluntarily waived $23,253 in advisory fees which are no longer subject to the recoupment from the Fund.

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board of the Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services.   Under the Plan, the Fund may pay up to 0.25% of its average daily net assets.  For the six months ended March 31, 2014, pursuant to the Plan, the Fund incurred $9,205 in distribution fees.

Pursuant to a separate servicing agreement with GFS, the Fund pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the following periods were as follows:

	Fiscal Year Ended	Fiscal Period Ended
	September 30, 2013	September 30, 2012
Ordinary Income	$ 422,791	$ 434,374
Long-Term Capital Gains	-	-
	$ 422,791	$ 434,374

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

As of September 30, 2013, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Other	Post Octover	Unrealized	Total
Ordinary	Long-Term	Book/Tax	Loss and	Appreciation/	Accumulated
Income	Gains	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$ 103,561	$ -	$ 99,754)	$ -	$ (271,986)	$ (968,179)

The difference between book basis and tax basis unrealized appreciation, accumulated net realized gain (loss) and accumulated net investment income (loss) are primarily attributable to the tax deferral of losses on wash sales and other adjustments.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $507,897.

At September 30, 2013, the Fund had short-term capital loss carry forwards for federal income tax purposes available to offset future capital gains with no expiration of $269,505.  Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  Post-enactment capital losses that are carried forward will retain their character as either short- term or long-term capital losses rather than being considered all short-term as under previous law.

Permanent book and tax differences primarily attributable to the reclassification of fund distributions, the tax treatment of non-deductible expenses, and adjustments for grantor trusts and partnerships, resulted in reclassification for the period ended September 30, 2013 as follows:

Undistributed	Undistributed	Paid
Ordinary	Long-Term	in
Income (Loss)	Gains (Loss)	Capital
$ 77,647	$ (77,647)	$ -

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

6.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in SPDR Barclays High Yield Bond ETF (the “ETF”).  The Fund may redeem its investment from the ETF at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.  The performance of the Fund may be directly affected by the performance of the ETF.  The financial statements of the ETF, including the portfolio of investments, can be found at www.statestreetspdrs.com or the Securities and Exchange Commission’s website at www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of March 31, 2014, the percentage of the Fund’s net assets invested in the ETF was 31.3%.

7.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Anchor Alternative Income Fund

EXPENSE EXAMPLES

March 31, 2014 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratio	Expense Paid During Period* 10/1/13 - 3/31/14
Actual
Anchor Alternative Income Fund	$1,000.00	$ 1,020.90	2.65%	$ 13.35
Hypothetical (5% return before expenses)
Anchor Alternative Income Fund	$1,000.00	$ 1,011.72	2.65%	$ 13.29

* Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended March 31, 2014 (182) divided by the number of days in the fiscal year (365).

Anchor Alternative Income Fund (Adviser – Genesis Capital, LLC)*

In connection with the regular meeting held on November 12-13, 2013 the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement between Genesis Capital, LLC (“Genesis”) and the Trust (the “Advisory Agreement”), with respect to Anchor Alternative Income Fund (the “Fund”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

Counsel assisted the Trustees throughout the Advisory Agreement review process.  The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service.  The Trustees noted that they had recently considered the renewal of existing advisory agreements between the Trust and Genesis at its June 2013 meeting, and considered that over the course of the Trust’s relationship with Genesis, the adviser has consistently demonstrated its commitment to the other funds in the Trust that it manages, and has responded well to Board feedback.  They noted that Genesis currently manages approximately $117 million in assets, $102 million of which is attributable to the 2 other mutual funds in the Trust managed by the adviser.  The Trustees agreed that Genesis has the advantage of leveraging the capital intellect and resources of its parent company, Strategic Capital Group, which is an integrated investment management firm servicing high net worth individuals, family offices, foundations and endowments.  The Board reviewed the background information provided for the adviser’s personnel responsible for servicing the Fund and was satisfied with their experience managing large pools of capital, designing and constructing portfolios, asset allocation, alternative investments, and estate planning.  The Board reviewed and was satisfied with Genesis’ plan to provide portfolio management oversight of the sub-adviser which included but was not limited to a daily trade review to ensure investment objectives are adhered to, daily NAV reviews and monthly performance evaluations along with having frequent communication to discuss market outlook and investment strategy in order to prevent strategy drift.  Recognizing that not all investment risks can be eliminated, the Board was satisfied with the risks identified with the strategy such as model risk, short sales risk, and under investment risk and the monitoring processes the adviser intends to utilize to mitigate each risk.  The Board was also satisfied with the compliance oversight process which will include review of compliance spreadsheets for trading practices, and periodic review of the sub-adviser’s best execution practices, its security valuation process and compliance procedures.  The Trustees revisited their discussion from the June 2013 meeting regarding the adviser’s SEC deficiency letter.  Incorporating that discussion by reference, they again noted the SEC deficiency letter and related affiliate litigations and confirmed with representatives of Genesis that the SEC’s deficiencies do not relate to any of the current Genesis managed Funds in the Trust or any investment made by the other funds managed by Genesis.  They noted the adviser and its affiliates have retained outside counsel and an independent consulting firm to assist them in addressing the SEC’s concerns, which the Trustees believe demonstrates their commitment to compliance.  They further noted that representatives of Genesis had explained that it expects the matters raised in the recent SEC exam will be resolved favorably and will not impact its ability to manage the Funds.  With access to resources of its affiliated firms and the experience of the investment professionals, the Board is satisfied that Genesis will provide a high level of service to the Fund for the benefit of future shareholders.

Performance.  The Trustees reviewed the performance of the other funds in the Trust also managed by Genesis, (the “Granite Harbor Funds”), but noted that the Fund’s strategy is not similar to that of either Granite Harbor Fund, so the performance is not necessarily informative here.  They further noted that the adviser will not be providing portfolio management services to the Fund.  The Trustees considered the compliance, management, administrative, due diligence and other oversight the adviser will provide to the Fund and agreed that, based on the information provided in the 15(c) and the Trust’s past experience with the adviser, the adviser will contribute positively to the overall returns of the Fund by providing diligent and timely oversight of the Fund.

Fees and Expenses.  The Trustees noted that Genesis proposed to charge an advisory fee of 1.65% and considered that 0.825% will be paid to the sub-adviser.  They noted the proposed advisory fee is lower than the fee currently charged by the Fund’s existing adviser as a series of a different trust.  They Trustees compared the proposed fee to the peer group average (1.34%) and Morningstar Nontraditional Bond category (0.80%).  They considered that although the proposed fee is higher than the benchmark averages, despite the Fund’s relatively small size, it is nonetheless within the range of fees presented for each benchmark; peer group (0.65% - 2.25%) and Morningstar category (0.00% - 1.75%). After further discussion, the Trustees concluded that based on comparative fees, the quality of service the Board as seen from Genesis in connection with its management of other Funds in the Trust, and the significant responsibility Genesis has undertaken in the supervision of a 1940 Act sub-adviser, the proposed advisory fee is reasonable.

Economies of Scale.  The Trustees considered whether economies of scale would be realized by the adviser with respect to the management of the Fund.  The Trustees noted that Genesis has agreed to an expense cap, which provides shareholders an immediate benefit from limited exposure to higher expenses, and that this represents a benefit to shareholders not currently provided by the Fund’s existing adviser.  They further noted that Genesis has agreed to discuss breakpoints once the Fund reaches $100 million.  The Trustees concluded that discussions of breakpoints at higher asset levels were appropriate and agreed to revisit the issue as the Fund’s asset levels grow.  After discussion, it was the consensus of the Trustees that based on the anticipated size of the Fund, economies of scale would be revisited after the Fund is launched as a series of the Trust, and its size materially increases.

Profitability.  The Trustees considered the anticipated profits to be realized by Genesis in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services to be provided to the Fund.  The Trustees noted that Genesis has an expense cap in place and discussed its probable impact on adviser profits.  The Trustees noted that the adviser estimates that during the first fiscal year it may realize modest profits, both in terms of percentage of revenue as well as actual dollars, but concluded that the anticipated level of profit was reasonable.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the shareholders of the Anchor Alternative Income Fund.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Anchor Alternative Income Fund (Sub-Adviser – Anchor Capital Management Group, Inc. )*

 In connection with the regular meeting held on November 12-13, 2013 the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Genesis Capital, LLC (“Genesis”) and Anchor Capital Management Group, Inc. (“Anchor”) and the Trust, with respect to the Anchor Alternative Income Fund (the “Fund”).  The Trustees noted that Anchor had previously provided the Trustees with materials related to the Sub-Advisory Agreement, including information on Anchor’s investment strategies executed for their existing clients.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process.  The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service.  The Trustees discussed the Board’s past experience with Anchor and the Fund’s portfolio managers in connection with the management of a former series of the Trust.   They noted that Anchor currently manages $44.7 million in assets under management, and provides investment advisory services specializing in liquid long/short alternative investment strategies for individuals, high net worth families, institutions and two mutual funds.  The Board reviewed the background information on the investment personnel responsible for servicing the Fund, noting some impressive credentials and career accomplishments, and expressed their satisfaction that the investment and executive team possess a deep and diverse skill set in quantitative research and trading disciplines, risk management, and the execution of alternative investment strategies.  The Trustees considered that Anchor will manage the Fund’s portfolio using the same strategy, utilizing Anchor’s own research and proprietary investment models to make all investment decisions currently employed for the Highland Alternative Income Fund, the predecessor fund to the Fund.  The Trustees acknowledged that although all strategy related risks cannot be eliminated, they appreciate Anchor’s diligence with regard to its approach to mitigation of model risk, short sales risk, and under investment risk, noting that some of the defensive measures taken that provide downside protection may result in the Fund not achieving its investment objective.  The Trustees noted that Anchor will manage compliance to the investment guidelines by reviewing each trade prior to its execution in addition to completing quarterly compliance checklists that report on any breaches to investment objectives and risk tolerances.  They further noted that there have been no material compliance or litigation issues reported that would impede Anchor from operating and performing their responsibilities.  The Board noted positively that Anchor has a seasoned investment team with experience in managing mutual funds and concluded that it has the potential of providing a high level of quality service to the Fund and its shareholders.

Performance.  The Trustees considered the performance of the Highland Alternative Strategy Fund, noting that the fund will be reorganized into the Fund.  They noted that the Fund has underperformed its benchmark, the HFRX Absolute Return Index over the last one year and since inception in February 2012.  They considered, however, the relatively short period of performance and that based on the longer term track record presented by Anchor, it has provided a higher return, and has been able to capture more upside and less downside than each of the benchmarks.  The Trustees reviewed the Highland Alternative Strategy Fund’s drawdowns and noted that the maximum drawdown and months in drawdown indicate the Fund has some downside protection but over this short time period has not had the time necessary for the Fund to recover from periods of poor performance.  After further discussion, the Trustees concluded that Anchor has the potential to provide shareholders with above average total returns over complete market cycles through capital appreciation and income generation.

Fees and Expenses.    The Trustees noted Genesis will pay one-half of the advisory fee, 0.825%, to Anchor.  They further noted that the sub-adviser will be responsible for the portfolio management of the Fund’s entire investment portfolio.  The Trustees considered that the sub-advisory fee is lower than the fee charged by Anchor to its other accounts (2.0%).  After further discussion, the Trustees concluded that, based on comparative fees and the nature of the responsibilities delegated to the sub-adviser by the adviser, the proposed sub-advisory fee is reasonable.

Economies of Scale.  The Trustees considered whether there will be economies of scale with respect to the management of the Funds.  The Trustees agreed that this was an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.  After discussion, it was the consensus of the Trustees that lack of breakpoints was acceptable.

Profitability.  The Trustees considered the anticipated profits to be realized by Anchor in connection with its relationship with the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the sub-advisory services to be provided to the Fund.  The Trustees noted that the sub-adviser estimates realizing modest profits during the initial fiscal year, both in terms of percentage of revenue as well as actual dollars.  The Trustees noted their agreement with Anchor’s assessment that the firm’s profitability allows it to continue to expand its resources to better serve the Fund.  The Trustees concluded that the anticipated level of profit was reasonable.

Conclusion.  Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the shareholders of Anchor Alternative Income Fund.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-282-1100 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-282-1100.

ADVISER

Genesis Capital LLC

7191 Wagner Way NW, Suite 302

Gig Harbor, WA 98335

SUB-ADVISER

Anchor Capital Management, Inc.

15 Enterprise, Suite 450

Aliso Viejo, CA 92656

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

 (a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/5/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/5/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/5/14